Deferred income tax - Reconciliation of tax expense and the accounting profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax
Profit (loss) before income tax	$ (130,318)	$ (43,535)	$ 27,033
Profit (loss) for discontinued operations	5,409	(10,514)	(11,808)
Profit (loss) before income tax	(124,909)	(54,049)	15,225
Theoretical gain (loss) for income tax	36,848	15,944	(4,491)
Effect of translation into U.S. dollars	(31,853)	14,995	(15,248)
Non - deductible expenses	(11,789)	(6,877)	(1,095)
Foreign exchange difference of permanent items	(10,524)	(3,081)	(2,371)
Share in the results of associates	(2,808)	14,074	(337)
Unrecognized deferred tax asset	(2,342)	(9,265)	(2,038)
Deferred stripping cost	(2,521)	0
Mining royalties and special mining tax	1,273	(24)	3,118
Income tax income (expense)	(23,716)	25,766	(22,462)
Mining Royalties and Special Mining Tax	(1,714)	(176)	(4,417)
Total income tax	$ (25,430)	$ 25,590	$ (26,879)